Shareholder Report, Holdings (Details) - USCF Daily Target 2X Copper Index ETF	Dec. 31, 2025
Copper Futures Contract, Expiration: 7/29/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Copper Futures Contract, Expiration: 3/27/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Copper Futures Contract, Expiration: 5/27/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Micro Copper Futures Contract, Expiration: 4/28/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Micro Copper Futures Contract, Expiration: 2/25/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.40%